STOCK BASED COMPENSATION (Details - Option activity) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of share options outstanding, Beginning	169,456
Weighted average exercise price, Beginning	$ 31.15
Weighted average remaining contractual life	7 years	7 years 6 months
Options granted	0
Weighted average exercise price, Options granted	$ 0
Options exercised	$ 0
Weighted average exercise price, Options exercised	$ 0
Options forfeited or expired	0
Weighted average exercise price, Options forfeited or expired	$ 0
Number of share options outstanding, Ending	169,456	169,456
Weighted average exercise price, Ending	$ 31.15	$ 31.15
Options exercisable	154,971	147,977
Weighted average exercise price, Option exercisable	$ 30.80	$ 30.57
Weighted average remaining contractual life, Options exercisable	6 years 10 months 24 days	7 years 4 months 24 days